Nature of business, basis of presentation and summary of significant accounting policies (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of cash and cash equivalents	The Company’s cash and cash equivalents, at December 31, consisted of the following:
	2014	2013
Cash in bank	$775	$945
Money market funds	—	—
Cash and cash equivalents	$775	$945

Schedule of amortization for intangible assets	Future intangible asset amortization is as follows:
Year Ended December 31,
2015	$342
2016	323
2017	268
Total	$933

Schedule of Antidilutive Securities Excluded from Calculation of Earnings Per Share

The following table lists shares and warrants that were excluded from the calculation of dilutive earnings per share as the exercise of such options and warrants and the conversion of such preferred shares would be anti-dilutive:

	For the Nine Months Ended
	September 30, 2015	September 30, 2014
Stock options	106,495	70,960
Warrants	237,822	173,814
Preferred shares as if converted
Series A-1 Preferred Stock	6,633	7,818
Series B Preferred Stock	304,430	275,888
Series C Preferred Stock	238,056	215,668
Series D-1 Preferred Stock	350,127	251,435
Series D-2 Preferred Stock	124,470	112,737

The number of shares of common stock subject to outstanding options, preferred shares on an as converted basis and shares issuable upon exercise of warrants excluded from the calculation of loss per share as their inclusion would be anti-dilutive are as follows:

	December 31, 2014	December 31, 2013
Common Stock subject to outstanding options	72,012	69,537
Series A-1 Preferred Stock	6,252	7,368
Series B Preferred Stock	282,750	256,241
Series C Preferred Stock	221,104	200,354
Series D-1 Preferred Stock	257,773	151,766
Series D-2 Preferred Stock	114,400	95,682
Warrants outstanding	213,521	77,155